Please Complete and Sign the
                Signature and Taxpayer Certification

               on the Reverse Side of This Supplement
          and Return It with Your New Account Application.

                 Supplement dated December 31, 1996
   to the NEW ACCOUNT APPLICATION in the following Prospectuses:
               ______________________________________

Flag Investors Telephone Income Fund, Inc. (Class A and Class B)
     dated April 10, 1996
Flag Investors International Fund, Inc. (Class A) dated March 1, 1996 Flag Investors Emerging Growth Fund, Inc.(Class A and Class B)
     dated May 24, 1996
Flag Investors Total Return U.S. Treasury Fund Shares (Class A and
     Class B) dated May 25, 1996
Flag Investors Managed Municipal Fund Class A Shares dated March 1, 1996 Flag Investors Value Builder Fund, Inc. (Class A and Class B) dated
     August 1, 1996
Flag Investors Equity Partners Fund, Inc. (Class A and Class B)
     dated October 1, 1996
Flag Investors Intermediate-Term Income Fund, Inc. (Class A Shares)
     dated May 1, 1996
Flag Investors Real Estate Securities Fund, Inc. (Class A and Class B)
     dated May 1, 1996
Flag Investors Cash Reserve Prime Shares (Class A and Class B)
     dated August 1, 1996
Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc.
     (Class A) dated August 1, 1996


     The Prospectuses are hereby amended and supplemented as follows:

     The section of the New Account Application appearing in the Prospectuses under the heading

                Signature and Taxpayer Certification

is deleted and replaced by the Signature and Taxpayer Certification appearing on the reverse side of this Supplement. The remainder of the New Account Application in the Prospectuses remains unchanged.

     When returning your New Account Application:

     * Please complete all of the New Account Application appearing in your Prospectus, except for the Signature and Taxpayer Certification.

     *    Please complete and sign the Signature and Taxpayer
          Certification appearing on the reverse side of this Supplement and return it with your New Account
          Spplication.

     If you have any questions about how to complete your New
Account Application or the Signature and Taxpayer Certification appearing on the reverse side of this Supplement, please call 1-
800-553-8080.


PLEASE COMPLETE THIS PAGE AND RETURN IT WITH YOUR NEW ACCOUNT APPLICATION
                       Signature and Taxpayer Certification
______________________________________________________________________________
|By signing this application, I hereby certify under penalties               |
|of perjury that the information on this application is                      |
|complete and correct and that as required by federal law:                   |
|(Please check applicable boxes)                                             |
|[ ] U.S. Citizen/Taxpayer:                                                  |
|       [ ] I certify that (1) the number shown above on this form is        |
|           the correct Social Security Number or Tax ID Number and (2)      |
|           I am not subject to any backup withholding either because (a)    |
|           I am exempt from backup withholding, or (b) I have not been      |
|           notified by the Internal Revenue Service ("IRS") that I am sub-  |
|           ject to backup withholding as a result of a failure to report all|
|           interest or dividends, or (c) the IRS has notified me that       |
|           I am no longer subject to backup withholding.                    |
|      [ ]  If no Tax ID Number or Social Security  Number has been provided |
|           above, I have applied, or intend to apply, to the IRS or the     |
|           Social Security Administration for a Tax ID Number or a Social   |
|           Security Number, and I understand that if I do not provide       |
|           either number to the Transfer Agent within 60 days of the date   |
|           of this application or if I fail to furnish my correct Social    |
|           Security Number or Tax ID Number, I may be subject to a penalty  |
|           and a 31% backup withholding on distributions and redemption     |
|           proceeds. (Please provide either number on IRS Form W-9. You may |
|           request such form by calling the Transfer Agent at 800-553-8080.)|
|[ ] Non-U.S. Citizen/Taxpayer:                                              |
| Indicated country of residence for tax purposes: _______________________| | Under penalties of perjury, I certify that I am not a U.S. citizen | | or resident and I am an exempt foreign person as defined by the Internal|
|    Revenue Service.                                                        |
|____________________________________________________________________________|

       I have received a copy of the following prospectus (please check the appropriate box):

[ ]  Flag Investors Telephone Income Fund, Inc. (Class A) dated April 10, 1996
[ ]  Flag Investors International Fund, Inc. (Class A) dated March 1, 1996
[ ]  Flag Investors Emerging Growth Fund, Inc. (Class A and Class B) dated
     May 24, 1996
[ ]  Flag Investors Total Return U.S. Treasury Fund Shares (Class A and
     Class B) dated May 25, 1996
[ ]  Flag Investors Managed Municipal Fund Class A Shares dated March 1, 1996
[ ] Flag Investors Value Builder Fund, Inc. (Class A and Class B) dated August 1, 1996
[ ] Flag Investors Equity Partners Fund, Inc. (Class A and Class B) dated October 1, 1996
[ ] Flag Investors Intermediate-Term Income Fund, Inc. (Class A) dated May 1, 1996
[ ]  Flag Investors Real Estate Securities Fund, Inc. (Class A and
     Class B) dated May 1, 1996
[ ] Flag Investors Cash Reserve Prime Shares (Class A and Class B) dated August 1, 1996
[ ]  Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc.
     (Class A) dated August 1, 1996

I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

__________________________________________________________________________
| The Internal Revenue Service does not require your consent to           |
| any provision of this document other than the certifications            |
| required to avoid backup withholding.                                   |
|_________________________________________________________________________|

_______________________________________________        ____________
Signature                                              Date

_______________________________________________        ____________
Signature (if joint account, both must sign)           Date


                    Please Complete and Sign the
             Acknowledgement, Certificate and Signature

               on the Reverse Side of This Supplement
          and Return It with Your New Account Application.

                 Supplement dated December 31, 1996
to the NEW ACCOUNT APPLICATION in the Institutional Shares Prospectuses of:


   Flag Investors Emerging Growth Fund, Inc. dated March 1, 1996
   Flag Investors Intermediate-Term Income Fund, Inc. dated May 1, 1996 Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc. dated
        August 1, 1996
   Flag Investors Value Builder Fund, Inc. dated August 1, 1996
   Flag Investors Equity Partners Fund, Inc. dated October 1, 1996


     The Prospectuses are hereby amended and supplemented as follows:

     The section of the New Account Application appearing in the Prospectus under the heading
             Acknowledgement, Certificate and Signature

is deleted and replaced by the Acknowledgment, Certificate and Signature appearing on the reverse side of this Supplement. The remainder of the New Account Application in the Prospectuses remains unchanged.

     When returning your New Account Application:

     * Please complete all of the New Account Application appearing in your Prospectus, except for the Acknowledgment, Certificate and Signature.

     * Please complete and sign the Acknowledgment, Certificate and Signature appearing on the reverse side of this Supplement and return it with your New Account
          Application.

     If you have any questions about how to complete your New
Account Application or the Acknowledgment, Certificate and
Signature appearing on the reverse side of this Supplement, please call 1-800-553-8080.







PLEASE COMPLETE THIS PAGE AND RETURN IT WITH YOUR NEW ACCOUNT APPLICATION
             Acknowledgement, Certificate and Signature
______________________________________________________________________________
|By signing this application, I hereby certify under penalties               |
|of perjury that the information on this application is                      |
|complete and correct and that as required by federal law:                   |
|(Please check applicable boxes)                                             |
|[ ] U.S. Citizen/Taxpayer:                                                  |
|       [ ] I certify that (1) the number shown above on this form is        |
|           the correct Tax ID Number and (2) I am not subject to any backup |
|           withholding either because (a) I am exempt from backup with-     |
|           holding, or (b) I have not been notified by the Internal Revenue |
|           Service ("IRS") that I am subject to backup withholding as a     |
|           result of a failure to report all interest or dividends, or (c)  |
|           the IRS has notified me that I am no longer subject to backup    |
|           withholding.                                                     |
|      [ ]  If no Tax ID Number has been provided above, I have applied, or  |
|           intend to apply, to the IRS for a Tax ID Number, and I understand|
|           that if I do not provide such number to the Transfer Agent within|
|           60 days of the date of this application or if I fail to furnish  |
|           my correct Tax ID Number, I may be subject to a penalty and a 31%|
|           backup withholding on distributions and redemption proceeds.     |
|           (Please provide your Tax ID Number on IRS Form W-9. You may      |
|           request such form by calling the Transfer Agent at 800-553-8080.)|
|[ ] Non-U.S. Citizen/Taxpayer:                                              |
| Indicated country of residence for tax purposes: _______________________| | Under penalties of perjury, I certify that I am not a U.S. citizen | | or resident and I am an exempt foreign person as defined by the Internal|
|    Revenue Service.                                                        |
|____________________________________________________________________________|

I have received a copy of the following prospectus (please check the appropriate box):
[ ] Flag Investors Emerging Growth Fund, Inc. (Institutional Shares) dated March 1, 1996
[ ] Flag Investors Intermediate-Term Income Fund, Inc. (Institutional Shares) dated May 1, 1996
[ ] Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc. (Institutional Shares) dated August 1, 1996
[ ] Flag Investors Value Builder Fund, Inc. (Institutional Shares) dated August 1, 1996
[ ] Flag Investors Equity Partners Fund, Inc. (Institutional Shares) dated October 1, 1996

I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

__________________________________________________________________________
| The Internal Revenue Service does not require your consent to           |
| any provision of this document other than the certifications            |
| required to avoid backup withholding.                                   |
|_________________________________________________________________________|

_____________________________________________________________      ___________
Signature of Corporate Officer, General Partner, Trustee, etc.     Date

_____________________________________________________________      ___________
Signature of Corporate Officer, General Partner, Trustee, etc.     Date
